Annual Fund Operating Expenses - Class H - Real Estate Fund - Class H	Aug. 01, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.66%